Income taxes - Additional Information (Details) $ in Thousands		12 Months Ended
	Apr. 01, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Income Taxes [Line Items]
Tax expenses (income)		¥ (198,755,000)		¥ (326,282,000)	¥ (194,806,000)
Provision for income taxes		2,037,000	$ 292	1,697,000
Deferred income tax assets recognized		0
Deductible temporary differences for which no deferred tax asset is recognized		2,203,000,000		1,327,000,000	582,000,000
Unrecognized uncertain tax positions		0		0	0
Research and development tax credits		36,500,000
Operating losses		(805,600,000)	$ (115,700)	(631,436,000)	(197,763,000)
Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
Provision for income taxes		¥ 2,000,000.0		¥ 1,700,000	¥ 0
Hong Kong
Disclosure Of Income Taxes [Line Items]
Tax rate	16.50%	0.00%	0.00%	0.00%	0.00%
Assessable profits		¥ 0		¥ 0	¥ 0
Hong Kong | Bottom of range
Disclosure Of Income Taxes [Line Items]
Percentage of assessable profits	8.25%
Assessable profits	¥ 2,000
UNITED STATES | Connect Biopharma HongKong Limited
Disclosure Of Income Taxes [Line Items]
Corporate income tax rate		21.00%	21.00%	21.00%	21.00%
State Income Tax in California | Connect Biopharm LLC
Disclosure Of Income Taxes [Line Items]
State income tax rate		8.84%	8.84%	8.84%	8.84%
Australia | Connect Biopharma Australia PTY LTD
Disclosure Of Income Taxes [Line Items]
Tax rate		30.00%	30.00%
Tax expenses (income)		¥ 0		¥ 0	¥ 0
Provision for income taxes		¥ 0		¥ 0	¥ 0
PRC
Disclosure Of Income Taxes [Line Items]
Tax rate		25.00%	25.00%	25.00%	25.00%
Assessable profits		¥ 0		¥ 0	¥ 0
Tax expenses (income)		¥ 0		0	0
Provision for income taxes				¥ 0	¥ 0